PROSPECTUS SUPPLEMENT DATED AUGUST 2, 2002


HARTFORD HLS FUNDS                                      CLASS IA SHARES


Hartford American Leaders HLS Fund          Hartford International Stock II HLS Fund
Hartford Blue Chip Stock II HLS Fund        Hartford Investors Growth HLS Fund
Hartford Global Equity HLS Fund



--------------------------------------------------------------------------------

   This supplement updates the Hartford HLS Funds prospectus dated May 1, 2002 with respect to the above-mentioned series of Hartford HLS Series Fund II,
    Inc. Please read the information below carefully. You should attach this supplement, together with any previously issued supplements, to the fund prospectus.

--------------------------------------------------------------------------------

              PROPOSED REORGANIZATION OF CERTAIN HARTFORD HLS FUNDS

The Board of Directors of Hartford HLS Series Fund II, Inc. has approved, subject to any required regulatory approval, an Agreement and Plan of Reorganization (the "Plan") to reorganize the above-mentioned Funds (each identified in the table below under the heading "Target Fund") into the corresponding Acquiring Fund identified in the chart below. (Each transaction contemplated by the Plan is referred to as a "Reorganization.")

Each Reorganization can be consummated only if, among other things, it is approved by shareholders of the applicable Target Fund. A Special Meeting (the "Meeting") of the shareholders of each Target Fund will be held on or about January 15, 2003 and shareholders will be given the opportunity to vote on the Plan.

It is currently anticipated that proxy materials regarding the Reorganizations will be distributed to contract owners in November, 2002.

Contract owners will be asked to approve the following combinations:


TARGET FUND             REORGANIZES INTO          ACQUIRING FUND
-----------                                       --------------

Hartford International Stock II HLS Fund         Hartford International Opportunities HLS Fund
Hartford Global Equity HLS Fund                  Hartford Global Leaders HLS Fund
Hartford Blue Chip Stock II HLS Fund             Hartford Growth and Income HLS Fund
Hartford Investors Growth HLS Fund               Hartford Growth and Income HLS Fund
Hartford American Leaders HLS Fund               Hartford Stock HLS Fund


If the Plan for a Target Fund is approved at the Meeting and certain conditions required by the Plan are satisfied, the Reorganization is expected to become effective on or about January 24, 2003. In the event the shareholders of a Target Fund fail to approve the Plan for that Target Fund, such Target Fund will continue to operate and the Board of Directors may resubmit the Plan for shareholder approval or consider other proposals.